Summary of Stock-Based Compensation Plan (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Year
Weighted-average exercise price
Exercisable at end of fiscal year	¥ 1
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Number of shares
Outstanding at beginning of fiscal year	12,338,000
Granted during fiscal year	12,452,000
Exercised during fiscal year	5,295,000
Forfeited/canceled during fiscal year	4,000
Outstanding at end of fiscal year	19,491,000
Exercisable at end of fiscal year	534,000
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Granted during fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Forfeited/canceled during fiscal year	¥ 1
Outstanding at end of fiscal year	¥ 1
Exercisable at end of fiscal year	¥ 1
Weighted-average remaining contractual term
Outstanding at end of fiscal year	19.05
Exercisable at end of fiscal year	18.49
Aggregate intrinsic value
Outstanding at end of fiscal year	¥ 2,612
Exercisable at end of fiscal year	¥ 72
Mizuho Trust & Banking Company Limited
Number of shares
Outstanding at beginning of fiscal year	4,564,000
Exercised during fiscal year	1,518,000
Forfeited/canceled during fiscal year	3,046,000	[1]
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Forfeited/canceled during fiscal year	¥ 1	[1]
Mizuho Securities Company Limited
Number of shares
Outstanding at beginning of fiscal year	2,621,000
Exercised during fiscal year	1,104,000
Forfeited/canceled during fiscal year	1,517,000	[1]
Weighted-average exercise price
Outstanding at beginning of fiscal year	¥ 1
Exercised during fiscal year	¥ 1
Forfeited/canceled during fiscal year	¥ 1	[1]

[1]	All outstanding stock acquisition rights were cancelled as the plan was abolished.